Annual Total Returns - Salient Tactical Growth Fund (Class C and Class A) [BarChart] - Load - Salient Tactical Growth Fund - Class C	May 01, 2021
Bar Chart Table:
Annual Return 2011	(5.90%)
Annual Return 2012	4.14%
Annual Return 2013	14.65%
Annual Return 2014	1.36%
Annual Return 2015	(2.44%)
Annual Return 2016	2.55%
Annual Return 2017	9.92%
Annual Return 2018	(5.84%)
Annual Return 2019	9.67%
Annual Return 2020	7.33%